Acquisition (Tables)	9 Months Ended
Sep. 30, 2014
Acquisition
Fair value of assets acquired and liabilities assumed

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Schedule of pro forma results

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenues	$855,631	$1,129,653	$1,963,064	$1,619,330
Net Loss	$(5,157,549)	$(5,355,771)	$(13,010,125)	$(15,431,101)
Basic and diluted net loss per common share	$(0.33)	$(0.99)	$(1.36)	$(1.54)
Weighted average shares - basic and diluted	15,545,567	9,994,585	9,536,535	9,994,585